Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Increase (decrease) to net earnings	$ (5)		$ (4)
Increase (decrease) to net earnings	5		4
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Weakening of the Canadian dollar by US$0.01		$ 0.01
Strengthening of the Canadian dollar by US$0.01		$ 0.01
Increase (decrease) to net earnings	(128)		(135)
Increase (decrease) to net earnings	125		131
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	$ 0		$ 0